As filed with the Securities and Exchange Commission on April 29, 2009

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number: 811-06511

REGIONS MORGAN KEEGAN SELECT FUNDS

(Exact Name of the Registrant as Specified in Charter)

Morgan Keegan Tower

Fifty North Front Street

Memphis, Tennessee 38103

(Address of Principal Executive Offices – Zip Code)

Charles D. Maxwell

Morgan Keegan Tower

Fifty North Front Street

Memphis, Tennessee 38103

(Name and address of agent for service)

Registrant’s telephone number, including area code: (901) 524-4100

Copies to:

Donald W. Smith, Esq.

K&L Gates LLP

1601 K Street, N.W.

Washington, D.C. 20006

Date of fiscal year end: November 30, 2009

Date of reporting period: February 28, 2009

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”)(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedules of Investments.

Regions Morgan Keegan Select Mid Cap Growth Fund

Portfolio of Investments

February 28, 2009 (Unaudited)

Shares		Value
Common Stocks - 92.1%
	Basic Materials - 9.1%
	Iron/ Steel - 2.4%
140,000	Carpenter Technology Corporation	1,918,000
160,000	Steel Dynamics, Inc.	1,336,000
60,000(2)	United States Steel Corporation	1,180,200

	Total	4,434,200

	Mining - 6.7%
15,000	Agnico-Eagle Mines Limited	747,900
240,000(2)	Barrick Gold Corporation	7,248,000
100,000	Newmont Mining Corporation	4,163,000

	Total	12,158,900

	Total Basic Materials	16,593,100

	Communications - 5.1%
	Media - 2.1%
120,000(1)	DISH Network Corporation	1,350,000
80,000	John Wiley & Sons, Inc.	2,511,200

	Total	3,861,200

	Telecommunications - 3.0%
180,000(1)(2)	Ciena Corporation	966,600
50,000(1)	CommScope, Inc.	446,500
110,000(2)	Harris Corporation	4,100,800

	Total	5,513,900

	Total Communications	9,375,100

	Consumer Products - 29.0%
	Agriculture - 2.1%
80,000(2)	Bunge Limited	3,750,400
	Airlines - 1.2%
300,000(1)(2)	AirTran Holdings, Inc.	897,000
300,000(1)(2)	AMR Corporation	1,227,000

	Total	2,124,000

	Apparel - 1.3%
120,000(1)	Coach, Inc.	1,677,600
70,000(1)(2)	The Timberland Company	787,500

	Total	2,465,100

	Beverages - 1.2%
120,000	The Pepsi Bottling Group, Inc.	2,220,000
	Biotechnology - 3.3%
40,000(1)	Celgene Corporation	1,789,200

Regions Morgan Keegan Select Mid Cap Growth Fund

Portfolio of Investments

February 28, 2009 (Unaudited)

Shares		Value
140,000(1)	Vertex Pharmaceuticals Incorporated	4,219,600
	Total	6,008,800

	Commercial Services - 0.8%
30,000	Lender Processing Services, Inc.	785,700
90,000(1)	Monster Worldwide, Inc.	593,100

	Total	1,378,800

	Cosmetics/Personal Care - 0.4%
40,000	Avon Products, Inc.	703,600
	Distribution/Wholesale - 0.7%
40,000(2)	Fastenal Company	1,204,800
	Healthcare Products - 3.4%
60,000(2)	DENTSPLY International, Inc.	1,387,200
50,000(1)(2)	Henry Schein, Inc.	1,834,000
140,000(1)(2)	Hologic, Inc.	1,584,800
40,000(1)	St. Jude Medical, Inc.	1,326,400

	Total	6,132,400

	Healthcare Services - 1.3%
50,000(1)	Coventry Health Care, Inc.	576,000
60,000(1)	MEDNAX, Inc.	1,776,000

	Total	2,352,000

	Home Furnishings - 0.3%
50,000(2)	Harman International Industries, Incorporated	531,000
	Household Products - 1.1%
200,000(1)(2)	Jarden Corporation	2,030,000
	Lodging - 0.7%
100,000(2)	Boyd Gaming Corporation	425,000
100,000(1)(2)	MGM MIRAGE	350,000
24,000(1)(2)	Wynn Resorts, Limited	502,800

	Total	1,277,800

	Pharmaceuticals - 2.7%
50,000	Allergan, Inc.	1,937,000
40,000(1)	Express Scripts, Inc.	2,012,000
50,000(1)(2)	VCA Anatech, Inc.	1,039,500

	Total	4,988,500

	Retail - 8.5%
30,000	Advance Auto Parts, Inc.	1,147,500
130,000	American Eagle Outfitters, Inc.	1,268,800
100,000	Brinker International, Inc.	1,100,000
160,000	CBRL Group, Inc.	3,580,800
300,000(1)	Chico’s FAS, Inc.	1,359,000
160,000	Guess?, Inc.	2,571,200
80,000	Ross Stores, Inc.	2,361,600
80,000(1)(2)	Urban Outfitters, Inc.	1,331,200
100,000(2)	Williams-Sonoma, Inc.	873,000

	Total	15,593,100

	Total Consumer Products	$52,760,300

Regions Morgan Keegan Select Mid Cap Growth Fund

Portfolio of Investments

February 28, 2009 (Unaudited)

Shares		Value
	Energy - 25.7%
	Coal - 3.7%
230,000	Arch Coal, Inc.	3,197,000
150,000(2)	Peabody Energy Corporation	3,550,500

	Total	6,747,500

	Oil & Gas - 12.7%
80,000(1)(2)	Cameron International Corporation	1,542,400
60,000	ENSCO International Incorporated	1,474,800
80,000(1)(2)	Newfield Exploration Company	1,546,400
150,000	Noble Energy, Inc.	6,831,000
30,000(2)	Range Resources Corporation	1,067,100
280,000(1)	Southwestern Energy Company	8,055,600
80,000(2)	Sunoco, Inc.	2,676,000

	Total	23,193,300

	Oil & Gas Services - 6.7%
80,000	Cimarex Energy Co.	1,572,000
100,000(1)(2)	Denbury Resources Inc.	1,288,000
60,000(1)(2)	FMC Technologies, Inc.	1,589,400
120,000	Frontier Oil Corporation	1,638,000
70,000(1)	National Oilwell Varco, Inc.	1,871,100
50,000(1)	Oceaneering International, Inc.	1,588,500
70,000	Smith International, Inc.	1,503,600
100,000(1)(2)	Weatherford International Ltd.	1,067,000

	Total	12,117,600

	Pipelines - 2.6%
56,000	Equitable Resources, Inc.	1,722,000
80,000	Questar Corporation	2,306,400
70,000	The Williams Companies, Inc.	791,000

	Total	4,819,400

	Total Energy	46,877,800

	Financials - 4.7%
	Diversified Financial Services - 4.5%
80,000	Ameriprise Financial, Inc.	1,275,200
30,000(1)	IntercontinentalExchange, Inc.	1,703,100
220,000	Janus Capital Group, Inc.	970,200
60,000	NYSE Euronext, Inc.	1,012,800
160,000(1)(2)	The Nasdaq Stock Market, Inc.	3,344,000

	Total	8,305,300

	Real Estate Investment Trusts - 0.2%
100,000(1)	CB Richard Ellis Group, Inc.	289,000

	Total Financials	8,594,300

	Industrials - 8.6%
	Diversified Machinery - 1.4%
50,000	Flowserve Corporation	2,523,500
	Electrical Components & Equipment - 1.8%
80,000(1)	Energizer Holdings, Inc.	3,375,200

Regions Morgan Keegan Select Mid Cap Growth Fund

Portfolio of Investments

February 28, 2009 (Unaudited)

Shares		Value
	Electronics - 0.6%
40,000	Amphenol Corporation	1,016,800
	Engineering & Construction - 3.0%
44,000	Fluor Corporation	1,463,000
120,000(1)	Jacobs Engineering Group Inc.	4,048,800

	Total	5,511,800

	Manufacturing - 0.3%
80,000	Textron Inc.	452,000
	Metal Fabricate/Hardware - 1.5%
50,000	Precision Castparts Corp.	2,771,500

	Total Industrials	15,650,800

	Technology - 7.8%
	Computers - 3.0%
40,000(1)	Cognizant Technology Solutions Corporation	736,000
60,000(1)(2)	DST Systems, Inc.	1,765,200
40,000(1)	Synopsys, Inc.	745,200
160,000(1)	Western Digital Corporation	2,185,600

	Total	5,432,000

	Semiconductors - 1.4%
100,000	Applied Materials, Inc.	921,000
200,000(1)(2)	NVIDIA Corporation	1,656,000

	Total	2,577,000

	Software - 3.4%
100,000	Fidelity National Information Services, Inc.	1,750,000
60,000	The Dun & Bradstreet Corporation	4,438,200

	Total	6,188,200

	Total Technology	14,197,200

	Utilities - 2.1%
	Electric - 2.1%
160,000(1)(2)	NRG Energy, Inc.	3,024,000
140,000(1)	The AES Corporation	882,000

	Total Utilities	3,906,000

	Total Common Stocks
	(identified cost $263,290,252)	167,954,600

Exchange Traded Funds - 5.1%
150,000	Financial Select Sector SPDR	1,140,000
120,000(2)	Market Vectors Gold Miners	4,003,200
30,000(2)	Midcap Standard & Poors Trust Series 1	2,463,600
100,000(2)	Semiconductor HOLDRs	1,647,000

	Total	9,253,800

	Total Exchange Traded Funds
	(identified cost $13,537,066)	9,253,800

Short-Term Investments - 20.9%
37,490,441	Bank of New York Institutional Cash Reserves Fund
	(held as collateral for securities lending)	37,333,612
401,232	Fidelity Institutional Money Market Fund	401,232

Regions Morgan Keegan Select Mid Cap Growth Fund

Portfolio of Investments

February 28, 2009 (Unaudited)

Shares		Value
401,233	Pioneer Institutional Money Market Fund	401,233
	Total Short-Term Investments (identified cost $38,292,906)	38,136,077

Principal Amount		Value
Certificates of Deposit - 3.3%
2,979,202	Deutsche Bank AG Yankee, 1.659%, 1/25/2010 (held as collateral for securities lending)	2,979,202
1,987,610	Suntrust Bank, .494%, 6/25/2009 (held as collateral for securities lending)	1,987,610
970,313	Suntrust Bank, .519%, 1/29/2010 (held as collateral for securities lending)	970,313
	Total Certificates of Deposit (identified cost $5,937,125)	5,937,125

	Total Investments - 121.4% (identified cost $321,057,349)	221,281,602

	Other Assets and Liabilities - net - (21.4)%	(38,952,188)

	Total Net Assets - 100.0%	182,329,414

(1)	Non-income producing security.
(2)	Certain shares are temporarily on loan to unaffiliated broker-dealers.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2009.

See Notes to the Schedules of Investments.

Regions Morgan Keegan Select Growth Fund

Portfolio of Investments

February 28, 2009 (Unaudited)

Shares			Value
Common Stocks - 90.1%
		Basic Materials - 6.6%
		Iron/Steel - 1.4%
70,000		Nucor Corporation	$2,355,500
24,000	(2)	United States Steel Corporation	472,080

		Total	2,827,580

		Mining - 5.2%
220,000	(2)	Barrick Gold Corporation	6,644,000
100,000		Newmont Mining Corporation	4,163,000

		Total	10,807,000

		Total Basic Materials	13,634,580

		Communications - 7.6%
		Internet - 1.6%
10,000	(1)(2)	Google Inc.	3,379,900
		Media - 0.4%
52,000		The Walt Disney Company	872,040
		Telecommunications - 5.6%
550,000	(1)	Cisco Systems, Inc.	8,013,500
110,000		QUALCOMM Incorporated	3,677,300

		Total	11,690,800

		Total Communications	15,942,740

		Consumer Products - 32.3%
		Agriculture - 1.1%
50,000	(2)	Bunge Limited	2,344,000
		Apparel - 1.1%
80,000	(1)	Coach, Inc.	1,118,400
30,000		NIKE, Inc.	1,245,900

		Total	2,364,300

		Beverages - 3.5%
100,000		PepsiCo, Inc.	4,814,000
50,000		The Coca-Cola Company	2,042,500
20,000		The Pepsi Bottling Group, Inc.	370,000

		Total	7,226,500

		Biotechnology - 7.7%
80,000	(1)	Celgene Corporation	3,578,400
40,000	(1)	Genentech, Inc.	3,422,000
90,000	(1)	Genzyme Corporation	5,483,700
80,000	(1)	Gilead Sciences, Inc.	3,584,000

		Total	16,068,100

		Commercial Services - 1.5%
20,000	(2)	MasterCard Incorporated	3,160,600
		Cosmetics/Personal Care - 2.1%

Regions Morgan Keegan Select Growth Fund

Portfolio of Investments

February 28, 2009 (Unaudited)

Shares			Value
90,000		The Procter & Gamble Company	4,335,300
		Healthcare Products - 3.8%
120,000		Johnson & Johnson	6,000,000
60,000		Medtronic, Inc.	1,775,400

		Total	7,775,400

		Healthcare Services - 2.7%
160,000		UnitedHealth Group Incorporated	3,144,000
70,000	(1)	WellPoint, Inc.	2,374,400

		Total	5,518,400

		Lodging - 0.2%
24,000	(1)(2)	Wynn Resorts, Limited	502,800
		Pharmaceuticals - 2.5%
110,000		Abbott Laboratories	5,207,400
		Retail - 6.1%
40,000		CVS Caremark Corporation	1,029,600
30,000	(1)(2)	Kohl’s Corporation	1,054,200
90,000		Lowe’s Companies, Inc.	1,425,600
120,000	(1)	Starbucks Corporation	1,098,000
60,000		Target Corporation	1,698,600
100,000		Walgreen Co.	2,386,000
80,000		Wal-Mart Stores, Inc.	3,939,200

		Total	12,631,200

		Total Consumer Products	67,134,000

		Energy - 19.3%
		Coal - 0.9%
80,000		Peabody Energy Corporation	1,893,600
		Oil & Gas - 16.4%
18,000		Apache Corporation	1,063,620
100,000		Chevron Corporation	6,071,000
10,000		Devon Energy Corporation	436,700
130,000		Exxon Mobil Corporation	8,827,000
10,000		Murphy Oil Corporation	418,100
90,000	(2)	Noble Corporation	2,213,100
100,000		Noble Energy, Inc.	4,554,000
80,000	(1)	Southwestern Energy Company	2,301,600
60,000	(2)	Sunoco, Inc.	2,007,000
200,000		XTO Energy Inc.	6,332,000

		Total	34,224,120

		Oil & Gas Services - 2.0%
24,000	(1)	National Oilwell Varco, Inc.	641,520
40,000		Schlumberger Limited	1,522,400
80,000		Smith International, Inc.	1,718,400
20,000	(1)(2)	Weatherford International Ltd.	213,400

Regions Morgan Keegan Select Growth Fund

Portfolio of Investments

February 28, 2009 (Unaudited)

Shares			Value
		Total	4,095,720

		Total Energy	40,213,440

		Financials - 1.4%
		Diversified Financial Services - 1.4%
60,000	(2)	American Express Company	723,600
30,000	(1)	IntercontinentalExchange, Inc.	1,703,100
30,000		NYSE Euronext, Inc.	506,400

		Total	2,933,100

		Total Financials	2,933,100

		Industrials - 5.2%
		Aerospace/Defense - 1.2%
60,000		United Technologies Corporation	2,449,800
		Electrical Components & Equipment - 0.6%
50,000		Emerson Electric Co.	1,337,500
		Machinery - 1.9%
100,000	(2)	Caterpillar Inc.	2,461,000
50,000		Deere & Company	1,374,500

		Total	3,835,500

		Transportation - 1.5%
40,000		Burlington Northern Santa Fe Corporation	2,350,800
20,000		United Parcel Service, Inc.	823,600

		Total	3,174,400

		Total Industrials	10,797,200

		Technology - 17.7%
		Computers - 6.0%
140,000	(1)	Dell Inc.	1,194,200
180,000	(1)	EMC Corporation	1,890,000
90,000		International Business Machines Corporation	8,282,700
80,000	(1)(2)	NetApp, Inc.	1,075,200

		Total	12,442,100

		Semiconductors - 3.1%
300,000		Applied Materials, Inc.	2,763,000
160,000		Intel Corporation	2,038,400
120,000		Texas Instruments Incorporated	1,722,000

		Total	6,523,400

		Software - 8.6%
90,000	(1)(2)	Citrix Systems, Inc.	1,852,200
420,000		Microsoft Corporation	6,783,000
600,000	(1)	Oracle Corporation	9,324,000

		Total	17,959,200

		Total Technology	36,924,700

		Total Common Stocks (identified cost $231,102,674)	187,579,760

Regions Morgan Keegan Select Growth Fund

Portfolio of Investments

February 28, 2009 (Unaudited)

Shares			Value
Exchange Traded Funds - 6.1%
160,000	(1)(2)	Market Vectors Gold Miners ETF	5,337,600
100,000		Oil Services HOLDRs	7,308,000

		Total Exchange Traded Funds (identified cost $13,157,417)	12,645,600

Short-Term Investments - 16.6%
26,289,870		Bank of New York Institutional Cash Reserves Fund (held as collateral for securities lending)	26,245,242
4,138,589		Fidelity Institutional Money Market Fund	4,138,589
4,138,589		Pioneer Institutional Money Market Fund	4,138,589

		Total Short-Term Investments (identified cost $34,567,048)	34,522,420

Principal Amount			Value
Repurchase Agreements - 1.2%
773,000		Bank of America LLC, 0.28%, dated 2/27/09, due 3/2/09, repurchase price $773,018, collateralized by U.S. Agency MBS (held as collateral for securities lending)	773,012
1,713,000		Bank of America LLC, 0.28%, dated 2/27/09, due 3/2/09, repurchase price $1,713,040, collateralized by U.S. Agency MBS (held as collateral for securities lending)	1,713,027

		Total Repurchase Agreements (identified cost $2,486,039)	$2,486,039

		Total Investments - 114.0% (identified cost $281,313,178)	237,233,819

		Other Assets and Liabilities - net - (14.0)%	(29,169,158)

		Total Net Assets - 100.0%	$208,064,661

(1)	Non-income producing security.
(2)	Certain shares are temporarily on loan to unaffiliated broker-dealers.

Note:	The categories of investments are shown as a percentage of total net assets at February 28, 2009.

See	Notes to the Schedules of Investments.

Regions Morgan Keegan Select Core Equity Fund

Portfolio of Investments

February 28, 2009 (Unaudited)

Shares		Value
Common Stocks - 88.4%
	Basic Materials - 3.1%
	Chemicals - 3.1%
1,250	Monsanto Company	95,338

	Total Basic Materials	95,338

	Communications - 6.8%
	Internet - 3.4%
100(1)	Google Inc.	33,799
2,000(1)	Netflix, Inc.	72,480

	Total	106,279

	Telecommunications - 3.4%
3,000	AT&T Inc.	71,310
1,000	QUALCOMM Inc.	33,430

	Total	104,740

	Total Communications	211,019

	Consumer Products - 24.8%
	Agriculture - 6.2%
7,000	Altria Group, Inc.	108,080
2,500	Philip Morris International Inc.	83,675

	Total	191,755

	Commercial Services - 2.3%
1,000(1)	Apollo Group, Inc.	72,500
	Food - 5.7%
2,000	General Mills, Inc.	104,960
3,500	The Kroger Co.	72,345

	Total	177,305

	Healthcare Products - 1.1%
1,500	Aetna Inc.	35,805
	Retail - 9.5%
2,500	Family Dollar Stores, Inc.	68,600
2,000	McDonald’s Corporation	104,500
1,000	Wal-Mart Stores, Inc.	49,240
2,750	YUM! Brands, Inc.	72,270

	Total	294,610

	Total Consumer Products	771,975

	Energy - 7.5%
	Oil & Gas - 7.5%
1,500	Exxon Mobil Corporation	101,850
3,500(1)	Southwestern Energy Company	100,695
1,000	XTO Energy, Inc.	31,660

	Total	234,205

	Total Energy	234,205

	Financials - 7.9%
	Banks - 4.2%
4,000	Bank of America Corporation	15,800

Regions Morgan Keegan Select Core Equity Fund

Portfolio of Investments

February 28, 2009 (Unaudited)

Shares		Value
3,500	JPMorgan Chase & Co.	79,975
3,000	Wells Fargo & Company	36,300

	Total	132,075

	Insurance - 2.8%
800	Aflac Incorporated	13,408
1,500	Aon Corporation	57,360

	Total	70,768

	Savings & Loan - 7.9%
4,000	Hudson City Bancorp, Inc.	41,480

	Total Financials	244,323

	Healthcare - 13.0%
	Biotechnology - 6.5%
1,250(1)	Celgene Corporation	55,912
3,250(1)	Gilead Sciences, Inc.	145,600

	Total	201,512

	Healthcare Products - 1.6%
1,000	Baxter International Inc.	50,910
	Pharmaceuticals - 4.9%
1,000	Abbott Laboratories	47,340
1,000(1)	Cephalon, Inc.	65,590
1,000(1)	Medco Health Solutions, Inc.	40,580

	Total	153,510

	Total Healthcare	405,932

	Industrials - 12.0%
	Aerospace/Defense - 4.9%
2,250	Raytheon Company	89,933
1,500	United Technologies Corporation	61,245

	Total	151,178

	Engineering & Construction - 2.3%
750	Flowserve Corporation	37,852
1,000	Fluor Corporation	33,250

	Total	71,102

	Packaging & Containers - 0.4%
900(1)	Owens-Illinois, Inc.	13,878
	Transportation - 4.4%
1,500	Burlington Northern Santa Fe Corporation	88,155
1,200	C.H. Robinson Worldwide, Inc.	49,656

	Total	137,811

	Total Industrials	373,969

	Technology - 13.3%
	Computers - 8.9%
1,250(1)	Apple, Inc.	111,637
1,000	Hewlett-Packard Company	29,030
1,500	International Business Machines Corporation	138,045

	Total	278,712

	Software - 4.4%
2,000(1)	BMC Software, Inc.	59,260
5,000(1)	Oracle Corporation	77,700

	Total	136,960

	Total Technology	415,672

	Total Common Stocks
	(identified cost $3,252,338)	2,752,433

Regions Morgan Keegan Select Core Equity Fund

Portfolio of Investments

February 28, 2009 (Unaudited)

Shares		Value
Exchange Traded Funds - 6.8%
3,000	Financial Select Sector SPDR	22,800
1,200	iShares S&P 500 Index	89,052
750(1)	SPDR Gold Shares	69,473
2,500	SPDR KBW Bank	30,450

	Total	211,775

	Total Exchange Traded Funds
	(identified cost $224,079)	211,775

Short-Term Investments - 13.3%
207,028	Fidelity Institutional Money Market Fund	207,028
207,029	Pioneer Institutional Money Market Fund	207,029
	Total Short-Term Investments
	(identified cost $414,057)	414,057

	Total Investments - 108.5%
	(identified cost $3,890,474)	3,378,265

	Other Assets and Liabilities - net (8.5)%	(265,245)

	Total Net Assets - 100.0%	3,113,020

(1)	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2009.

See Notes to the Schedules of Investments.

Regions Morgan Keegan Select Mid Cap Value Fund

Portfolio of Investments

February 28, 2009 (Unaudited)

Shares		Value
Common Stocks - 99.7%
	Basic Materials - 5.8%
	Chemicals - 2.9%
24,951	Airgas, Inc.	$768,241
	Mining - 2.9%
14,823	Compass Minerals International, Inc.	774,057

	Total Basic Materials	1,542,298

	Communications - 5.3%
	Advertising - 1.7%
19,249	Omnicom Group Inc.	462,553
	Telecommunications - 3.6%
19,951(1)	Anixter International Inc.	586,759
51,081	Frontier Communications Corporation	367,783

	Total	954,542

	Total Communications	1,417,095

	Consumer Products - 32.5%
	Apparel - 1.1%
42,884(1)	Hanesbrands Inc.	300,188
	Beverages - 2.7%
55,067(1)	Constellation Brands, Inc.	718,624
	Commercial Services - 9.9%
26,004(1)	Brink’s Home Security Inc.	545,304
30,737	Equifax Inc.	660,846
36,785(1)	Hewitt Associates, Inc.	1,085,158
12,477	Manpower Inc.	347,859

	Total	2,639,167

	Distribution/Wholesale - 3.1%
12,602	W.W. Grainger, Inc.	833,748
	Food - 2.6%
21,695	H. J. Heinz Company	708,776
	Healthcare Products - 1.8%
20,750	DENTSPLY International Inc.	479,740
	Healthcare Services - 2.8%
13,418(1)	Laboratory Corporation of America Holdings	738,124
	Pharmaceuticals - 3.6%
29,923	AmerisourceBergen Corporation	950,354
	Retail - 4.9%
52,389	Nordstrom, Inc.	705,680
31,927(2)	Tiffany & Co.	607,890

	Total	1,313,570

	Total Consumer Products	8,682,291

	Energy - 2.3%

Regions Morgan Keegan Select Mid Cap Value Fund

Portfolio of Investments

February 28, 2009 (Unaudited)

Shares		Value
	Oil & Gas Services - 2.3%
47,481(1)	Superior Energy Services, Inc.	626,274

	Total Energy	626,274

	Financials - 23.2%
	Banks - 2.7%
10,428	City National Corporation	334,530
10,251(2)	M&T Bank Corporation	375,187

	Total	709,717

	Diversified Financial Services - 7.8%
22,089(1)	Affiliated Managers Group, Inc.	794,762
35,147	Lazard Ltd	853,369
18,922	T. Rowe Price Group, Inc.	430,286

	Total	2,078,417

	Insurance - 8.4%
9,222	Allied World Assurance Company Holdings, Ltd	354,217
23,960	Aon Corporation	916,230
3,709(1)	Markel Corporation	985,889

	Total	2,256,336

	Savings & Loans - 4.3%
66,522	People’s United Financial, Inc.	1,158,148

	Total Financials	6,202,618

	Industrials - 15.4%
	Electronics - 3.1%
23,060(1)(2)	Thermo Fisher Scientific Inc.	836,156
	Environmental Control - 2.7%
35,953	Republic Services, Inc.	715,465
	Hand/Machine Tools - 1.9%
21,050	Snap-on Incorporated	496,570
	Machinery - 2.1%
29,387	IDEX Corporation	567,757
	Miscellaneous Manufacturing - 3.0%
33,194	The Brink’s Company	792,341
	Packaging & Containers - 2.6%
44,098(1)	Pactiv Corporation	698,071

	Total Industrials	4,106,360

	Technology - 9.7%
	Computers - 4.1%
37,276	Accenture Ltd	1,088,086
	Software - 5.6%
31,901(1)	Fiserv, Inc.	1,040,611
6,281	The Dun & Bradstreet Corporation	464,606

	Total	1,505,217

	Total Technology	2,593,303

Regions Morgan Keegan Select Mid Cap Value Fund

Portfolio of Investments

February 28, 2009 (Unaudited)

Shares		Value
	Utilities - 5.5%
	Electric - 5.5%
28,322	DPL Inc.	569,272
22,568	Wisconsin Energy Corporation	898,658

	Total Utilities	1,467,930

	Total Common Stocks
	(identified cost $32,769,561)	26,638,169

Short-Term Investments - 2.0%
534,699	Bank of New York Institutional Cash Reserves
	Fund (held as collateral for securities lending)	505,645
15,433	Fidelity Institutional Money Market Fund	15,433
15,432	Pioneer Institutional Money Market Fund	15,432

	Total Short-Term Investments (identified cost $565,564)	536,510

	Total Investments - 101.7% (identified cost $33,335,125)	27,174,679

	Other Assets and Liabilities - net - (1.7)%	(462,497)

	Total Net Assets - 100.0%	$26,712,182

(1)	Non-income producing security.
(2)	Certain shares are temporarily on loan to unaffiliated broker-dealers.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2009.

See Notes to the Schedules of Investments.

Regions Morgan Keegan Select Value Fund

Portfolio of Investments

February 28, 2009 (Unaudited)

Shares		Value
Common Stocks - 88.2%
	Basic Materials - 6.1%
	Chemicals - 3.8%
12,000	CF Industries Holdings, Inc.	771,960
50,000	Monsanto Company	3,813,500

	Total	4,585,460

	Iron/Steel - 0.4%
15,000	Nucor Corporation	504,750
	Mining - 1.9%
50,000	Freeport-McMoRan Copper & Gold Inc.	1,521,000
20,000	Newmont Mining Corporation	832,600

	Total	2,353,600

	Total Basic Materials	7,443,810

	Communications - 9.8%
	Media - 1.6%
65,000	Comcast Corporation	848,900
15,000(1)	The DIRECTV Group, Inc.	299,100
100,000	Time Warner Inc.	763,000

	Total	1,911,000

	Telecommunications - 8.2%
225,000	AT&T Inc.	5,348,250
20,000	QUALCOMM Incorporated	668,600
25,000(1)	Juniper Networks, Inc.	355,250
125,000	Verizon Communications, Inc.	3,566,250

	Total	9,938,350

	Total Communications	11,849,350

	Consumer Products - 40.4%
	Agriculture - 8.7%
275,000	Altria Group, Inc.	4,246,000
50,000	Lorillard, Inc.	2,922,000
100,000	Philip Morris International Inc.	3,347,000

	Total	10,515,000

	Apparel - 1.1%
25,000	V.F. Corporation	1,297,500
	Biotechnology - 0.2%
5,000(1)	Celgene Corporation	223,650
	Cosmetics - 1.8%
45,000	The Procter & Gamble Company	2,167,650
	Food - 4.5%

Regions Morgan Keegan Select Value Fund

Portfolio of Investments

February 28, 2009 (Unaudited)

Shares		Value
20,000	ConAgra Foods, Inc.	301,600
80,000	General Mills, Inc.	4,198,400
40,000	Kraft Foods, Inc.	911,200

	Total	5,411,200

	Healthcare Products - 3.3%
35,000	Baxter International Inc.	1,781,850
45,000	Covidien Ltd.	1,425,150
10,000	C. R. Bard, Inc.	802,600

	Total	4,009,600

	Pharmaceuticals - 10.4%
55,000	Abbott Laboratories	2,603,700
15,000	Allergan, Inc.	581,100
250,000	Bristol-Myers Squibb Company	4,602,500
20,000(1)	Medco Health Solutions	811,600
35,000	Merck & Co., Inc.	847,000
50,000	Mylan Inc.	621,500
210,000	Pfizer Inc.	2,585,100

	Total	12,652,500

	Retail - 10.1%
35,000	Costco Wholesale Corporation	1,481,900
25,000	CVS Caremark Corporation	643,500
50,000	Family Dollar Stores, Inc.	1,372,000
20,000	Macy’s, Inc.	157,400
75,000	McDonald’s Corporation	3,918,750
30,000	Target Corporation	849,300
10,000	Tiffany & Co.	190,400
75,000	Wal-Mart Stores, Inc.	3,693,000

	Total	12,306,250

	Toys - 0.3%
15,000	Hasbro, Inc.	343,350

	Total Consumer Products	48,926,700

	Energy - 7.1%
	Coal - 1.2%
20,000	Massey Energy Company	231,000
50,000	Peabody Energy Corporation	1,183,500

	Total	1,414,500

	Oil & Gas - 3.8%
40,000	Chevron Corporation	2,428,400
15,000	Halliburton Company	244,650
25,000	Hess Corporation	1,367,250
10,000	Occidental Petroleum Corporation	518,700

	Total	4,559,000

	Oil & Gas Services - 2.0%
10,000(1)	National Oilwell Varco, Inc.	267,300
200,000(1)	Weatherford International Ltd.	2,134,000

	Total	2,401,300

Regions Morgan Keegan Select Value Fund

Portfolio of Investments

February 28, 2009 (Unaudited)

Shares		Value
	Pipelines - 7.1%
20,000	Spectra Energy Corp	260,000

	Total Energy	8,634,800

	Financials - 10.3%
	Banks - 4.2%
30,000	The Bank of New York Mellon Corporation	665,100
20,000	BB&T Corporation	322,600
30,000	Morgan Stanley	586,200
5,000	Northern Trust Corporation	277,750
10,000	The PNC Financial Services Group, Inc.	273,400
100,000	U.S. Bancorp	1,431,000
125,000	Wells Fargo & Company	1,512,500

	Total	5,068,550

	Diversified Financial Services - 4.1%
150,000	JPMorgan Chase & Co.	3,427,500
30,000	T. Rowe Price Group, Inc.	682,200
10,000	The Goldman Sachs Group, Inc.	910,800

	Total	5,020,500

	Insurance - 2.0%
38,817	Loews Corporation	770,517
15,000	Prudential Financial, Inc.	246,150
40,000	The Travelers Companies, Inc.	1,446,000

	Total	2,462,667

	Total Financials	12,551,717

	Industrials - 7.9%
	Aerospace/ Defense - 1.8%
55,000	Raytheon Company	2,198,350
	Electronics - 1.2%
40,000(1)	Thermo Fisher Scientific, Inc.	1,450,400
	Machinery - 0.4%
10,000	Deere & Company	274,900
5,000	Flowserve Corporation	252,350

	Total	527,250

	Transportation - 4.5%
50,000	Burlington Northern Santa Fe Corporation	2,938,500
50,000	Norfolk Southern Corporation	1,586,000
25,000	Union Pacific Corporation	938,000

	Total	5,462,500

	Total Industrials	9,638,500

	Technology - 3.3%
	Computers - 1.9%
5,000(1)	Apple, Inc.	446,550
15,000	Hewlett-Packard Company	435,450
15,000	International Business Machines Corporation	1,380,450

	Total	2,262,450

	Semiconductors - 1.4%

Regions Morgan Keegan Select Value Fund

Portfolio of Investments

February 28, 2009 (Unaudited)

Shares		Value
100,000	Intel Corporation	1,274,000
25,000	Xilinx, Inc.	442,000

	Total	1,716,000

	Total Technology	3,978,450

	Utilities - 3.3%
	Electric - 3.3%
15,000	Dominion Resources, Inc.	452,700
30,000	Entergy Corporation	2,021,700
20,000	Exelon Corporation	944,400
15,000	FirstEnergy Corp.	638,400

	Total Utilities	$4,057,200

	Total Common Stocks (identified cost $136,723,271)	$107,080,527

Short-Term Investments - 9.5%
5,771,656	Fidelity Institutional Money Market Fund	5,771,656
5,771,659	Pioneer Institutional Money Market Fund	5,771,659
	Total Short-Term Investments (identified cost $11,543,315)	11,543,315

	Total Investments - 97.7% (identified cost $148,266,586)	118,623,842

	Other Assets and Liabilities - net - 2.3%	2,806,364

	Total Net Assets - 100.0%	$121,430,206

(1)	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2009.

See Notes to the Schedules of Investments.

Regions Morgan Keegan Select Balanced Fund

Portfolio of Investments

February 28, 2009 (Unaudited)

Shares			Value
Common Stocks - 53.4%
		Basic Materials - 5.4%
		Iron/Steel - 0.9%
20,000		Nucor Corporation	$673,000
20,000	(2)	United States Steel Corporation	393,400

			1,066,400

		Mining - 4.5%
100,000		Barrick Gold Corporation	3,020,000
50,000		Newmont Mining Corporation	2,081,500

		Total	5,101,500

		Total Basic Materials	6,167,900

		Communications - 3.9%
		Internet - 1.2%
4,000	(1)	Google, Inc.	1,351,960
		Media - 0.2%
16,000		The Walt Disney Company	268,320
		Telecommunications - 2.5%
90,000	(1)	Cisco Systems, Inc.	1,311,300
30,000		QUALCOMM Incorporated	1,002,900
20,000		Verizon Communications Inc.	570,600

		Total	2,884,800

		Total Communications	4,505,080

		Consumer Products - 17.5%
		Agriculture - 2.7%
40,000		Altria Group, Inc.	617,600
24,000		Bunge Limited	1,125,120
40,000		Philip Morris International Inc.	1,338,800

		Total	3,081,520

		Airlines - 0.3%
80,000	(1)	AMR Corporation	327,200
		Apparel - 0.2%
5,000		NIKE, Inc.	207,650
		Beverages - 0.8%
20,000		PepsiCo, Inc.	962,800
		Biotechnology - 3.3%
16,000	(1)	Celgene Corporation	715,680
12,000	(1)	Genentech, Inc.	1,026,600
20,000	(1)	Genzyme Corporation	1,218,600
20,000	(1)	Gilead Sciences, Inc.	896,000

		Total	3,856,880

		Commercial Services - 0.5%
4,000		MasterCard Incorporated	632,120
		Cosmetics/Personal Care - 1.2%
28,000		The Procter & Gamble Company	1,348,760
		Healthcare Products - 1.8%
24,000		Johnson & Johnson	1,200,000
28,000		Medtronic, Inc.	828,520

		Total	2,028,520

		Healthcare Services - 0.3%
10,000		UnitedHealth Group Incorporated	196,500
6,000	(1)	WellPoint, Inc.	203,520

		Total	400,020

		Pharmaceuticals - 1.9%
40,000		Abbott Laboratories	1,893,600
10,000		Eli Lilly and Company	293,800

		Total	2,187,400

		Retail - 4.5%
40,000		Abercrombie & Fitch Co.	879,600

Regions Morgan Keegan Select Balanced Fund

Portfolio of Investments

February 28, 2009 (Unaudited)

Shares			Value
20,000		Darden Restaurants, Inc.	542,800
80,000		Limited Brands, Inc.	615,200
20,000		Lowe’s Companies, Inc.	316,800
20,000	(1)	Starbucks Corporation	183,000
10,000		Target Corporation	283,100
15,000		The Home Depot, Inc.	313,350
40,000		Wal-Mart Stores, Inc.	1,969,600

		Total	5,103,450

		Total Consumer Products	20,136,320

		Energy - 10.2%
		Coal - 1.1%
40,000		Arch Coal, Inc.	556,000
30,000		Peabody Energy Corporation	710,100

		Total	1,266,100

		Oil & Gas - 8.1%
42,000		Devon Energy Corporation	1,834,140
40,000		Exxon Mobil Corporation	2,716,000
30,000		Occidental Petroleum Corporation	1,556,100
30,000	(1)	Southwestern Energy Company	863,100
40,000		Sunoco, Inc.	1,338,000
30,000		XTO Energy Inc.	949,800

		Total	9,257,140

		Oil & Gas Services - 0.7%
20,000		Halliburton Company	326,200
1,000		Schlumberger Limited	38,060
10,000		Smith International, Inc.	214,800
20,000	(1)	Weatherford International Ltd.	213,400

		Total	792,460

		Pipelines - 0.3%
50,000		El Paso Corporation	337,500

		Total Energy	11,653,200

		Financials - 4.5%
		Banks - 2.2%
32,000	(2)	Citigroup Inc.	48,000
16,000		The Bank of New York Mellon Corporation	354,720
20,000		The Goldman Sachs Group, Inc.	1,821,600
20,000		US Bancorp	286,200

		Total	2,510,520

		Diversified Financial Services - 2.2%
20,000	(2)	American Express Company	241,200
1,600		CME Group Inc.	291,840
20,000		Franklin Resources, Inc.	916,000
20,000	(1)	IntercontinentalExchange, Inc.	1,135,400

		Total	2,584,440

		Insurance - 0.1%
5,000		Aflac Incorporated	83,800

		Total Financials	5,178,760

		Industrials - 5.8%
		Aerospace/Defense - 0.8%
24,000		United Technologies Corporation	979,920
		Engineering & Construction - 0.9%
4,000		Fluor Corporation	133,000
28,000	(1)	Jacobs Engineering Group Inc.	944,720

		Total	1,077,720

		Machinery - 1.4%
30,000	(2)	Caterpillar Inc.	738,300
30,000		Deere & Company	824,700

		Total	1,563,000

		Manufacturing - 0.4%
50,000		General Electric Company	425,500

Regions Morgan Keegan Select Balanced Fund

Portfolio of Investments

February 28, 2009 (Unaudited)

Shares			Value
12,000		Textron Inc.	67,800

		Total	493,300

		Metal Fabrication - 0.3%
6,000		Precision Castparts Corp.	332,580
		Transportation - 2.0%
18,000		Burlington Northern Santa Fe Corporation	1,057,860
32,000		Union Pacific Corporation	1,200,640

		Total	2,258,500

		Total Industrials	6,705,020

		Technology - 6.1%
		Computers - 2.8%
40,000	(1)	Dell Inc.	341,200
34,000		Hewlett-Packard Company	987,020
20,000		International Business Machines Corporation	1,840,600

		Total	3,168,820

		Semiconductors - 1.1%
50,000		Applied Materials, Inc.	460,500
40,000		Intel Corporation	509,600
20,000		Texas Instruments Incorporated	287,000

		Total	1,257,100

		Software - 2.2%
80,000		Microsoft Corporation	1,292,000
80,000	(1)	Oracle Corporation	1,243,200

		Total	2,535,200

		Total Technology	6,961,120

		Total Common Stocks (identified cost $72,079,317)	61,307,400

Principal Amount			Value
Corporate Bonds - 26.9%
		Communications - 5.8%
		Telecommunications - 5.8%
1,500,000		AT&T Inc, 5.300% 11/15/2010	1,535,613
500,000		AT&T Inc, 5.875% 2/1/2012	516,651
1,000,000		AT&T Inc, 5.875%, 8/15/2012	1,037,414
1,000,000		AT&T Inc, 4.950% 1/15/2013	1,002,170
500,000		AT&T Inc, 5.100% 9/15/2014	495,817
1,000,000		New York Telephone Corporation, 6.125% 1/15/2010	1,024,352
1,000,000		Verizion Pennsylvania, 5.650% 11/15/2011	1,012,658

		Total Communications	6,624,675

		Consumer Staples - 1.8%
		Food - 0.9%
1,000,000		Kraft Foods, Inc., 4.125%, 11/12/2009	1,011,455
		Personal Products - 0.9%
1,000,000		The Procter & Gamble Company, 6.875% 9/15/2009	1,030,749

		Total Consumer Staples	2,042,204

		Energy - 1.3%
		Oil & Gas - 1.3%
500,000		ConocoPhillips, 4.750%, 10/15/2012	510,588
1,000,000		Devon Energy Corp, 5.625% 1/15/2014	1,007,721

		Total Energy	1,518,309

		Financials - 12.2%
		Banks - 4.5%
500,000		Bank of America Corporation, 6.250%, 4/15/2012	435,837
500,000		Bank of America Corporation, 4.750%, 8/15/2013	417,983
500,000		Bank of New York Mellon, 5.125%, 8/27/2013	496,452
1,000,000		Citigroup Inc, 4.625%, 8/3/2010	917,676
500,000		Goldman Sachs Group, Inc., 4.500%, 6/15/2010	494,659

Regions Morgan Keegan Select Balanced Fund

Portfolio of Investments

February 28, 2009 (Unaudited)

Principal Amount			Value
500,000		Goldman Sachs Group Inc., 5.450%, 11/1/2012	481,967
1,000,000		Morgan Stanley, 5.050% 1/21/2011	986,212
1,000,000		Wells Fargo & Company, 5.125%, 9/1/2012	975,627

		Total	5,206,413

		Diversified Financial Services - 3.6%
500,000		General Electric Company, 4.250%, 9/13/2010	501,093
1,000,000		General Electric Company, 4.875%, 10/21/2010	1,008,915
1,000,000		General Electric Company, 5.500%, 11/15/2011	983,710
500,000		IBM Intl Group, 5.050%, 10/22/2012	524,141
1,000,000		National Rural Utilities, 7.250%, 3/1/2012	1,059,352

		Total	4,077,211

		Insurance - 0.4%
500,000		MetLife Inc, 5.375% 12/15/2012	490,514
		Leasing Companies - 1.5%
1,000,000		Boeing Capital Corporation, 7.375%, 9/27/2010	1,060,106
1,000,000		International Lease Finance, 5.450%, 3/24/2011	691,762

		Total	1,751,868

		Loans - 2.2%
1,000,000		Caterpillar Financial Services, 4.500% 6/15/2009	1,002,322
500,000	(2)	Caterpillar Financial Services, 5.050% 12/1/2010	512,833
1,000,000		John Deere Capital Corporation, 4.875%, 3/16/2009	1,001,140

		Total	2,516,295

		Total Financials	14,042,301

		Healthcare -1.4%
		Medical Products - 0.9%
1,000,000		Johnson & Johnson, 5.150% 8/15/2012	1,083,706
		Pharmaceuticals - 0.5%
500,000		Abbott Laboratories, 5.600% 5/15/2011	533,838

		Total Healthcare	1,617,544

		Industrials - 2.6%
		Aerospace/Defense - 0.9%
1,000,000		United Technologies Corporation, 4.375%, 5/1/2010	1,021,091
		Brewery - 0.8%
1,000,000		Anheuser-Bush Inc., 4.700%, 4/15/2012	972,835
		Retail - 0.9%
1,000,000		The Home Depot, Inc., 5.200%, 3/1/2011	1,004,281

		Total Industrials	2,998,207

		Technology - 0.5%
		Software - 0.5%
500,000		Oracle Corporation, 5.000% 1/15/2011	523,735

		Total Technology	523,735

		Utilities - 1.3%
		Electric Utilities - 1.3%
1,000,000	(2)	Cons Edison NY, 3.850%, 6/15/2013	990,770
500,000		Detroit Edison Company, 6.125%, 10/1/2010	512,292

		Total Utilities	1,503,062

		Total Corporate Bonds (identified cost $30,976,829)	30,870,037

Government & Agency Securities - 4.2%
		Federal Home Loan Bank - 2.3%
1,000,000		6.210%, 6/2/2009	1,013,929
500,000	(2)	3.625%, 5/29/2013	521,330
1,000,000		4.750%, 1/19/2016	1,087,467

		Total Federal Home Loan Bank	2,622,726

		Federal National Mortgage Association - 1.9%
1,000,000	(2)	5.000%, 10/15/2011	1,082,429
1,000,000	(2)	4.625%, 10/15/2013	1,088,356

		Total Federal National Mortgage Association	2,170,785

Regions Morgan Keegan Select Balanced Fund

Portfolio of Investments

February 28, 2009 (Unaudited)

Principal Amount			Value
		Total Government and Agency Securities (identified cost $4,500,934)	4,793,511

Mortgage Backed Securities - 3.9%
		Government National Mortgage Association—3.9%
534,899		5.000%, 2/15/2018	559,194
586,277		5.000%, 2/15/2018	612,906
594,120		5.000%, 3/15/2018	621,105
621,337		5.000%, 5/15/2018	649,558
915,056		5.000%, 6/15/2019	955,758
988,489		5.000%, 8/15/2019	1,032,457

		Total Mortgage Backed Securities (identified cost $4,336,856)	4,430,978

U.S. Treasury Obligations - 4.4%
		U.S. Treasury Notes - 4.4%
4,000,000	(1)(2)	0.000%, 4/9/2009	3,999,240
1,000,000	(2)	4.375%, 8/15/2012	1,096,250

		Total U.S. Treasury Obligations (identified cost $4,997,813)	5,095,490

Shares			Value
Exchange Traded Funds - 5.3%
300,000		Financial Select Sector SPDR	2,280,000
12,000		iShares MSCI EAFE Index	416,160
140,000(1)(2)		iShares Silver Trust	1,803,200
60,000(1)(2)		United States Oil Fund LP	1,621,800

		Total Exchange Traded Funds (identified cost $7,983,338)	6,121,160

Short-Term Investments - 10.3%
10,170,110		Bank of New York Institutional Cash Reserves Fund (held as collateral for securities lending)	10,104,026
841,601		Fidelity Institutional Money Market Fund	841,601
841,601		Pioneer Institutional Money Market Fund	841,601

		Total Short-Term Investments (identified cost $11,853,312)	11,787,228

		Total Investments - 108.4% (identified cost $136,728,399)	124,405,804

		Other Assets and Liabilities - net - (8.4%)	(9,607,549)

		Total Net Assets - 100.0%	$114,798,255

(1)	Non-income producing security.
(2)	Certain shares are temporarily on loan to unaffiliated broker-dealers.

Note: The categories of investments are shown as a percentage of total net assets at

February 28, 2009.

See Notes to the Schedules of Investments.

Regions Morgan Keegan Select Fixed Income Fund

Portfolio of Investments

February 28, 2009 (Unaudited)

Principal Amount		Value
Corporate Bonds - 30.3%
	Financials - 16.9%
	Commercial Banks - 5.7%
3,000,000	Bank of America Corp., 7.800% 2/15/2010	2,849,328
2,000,000	JPMorgan Chase & Co., 7.000% 11/15/2009	2,030,052
2,000,000	Wachovia Corp., 5.750% 6/15/17	1,876,300

	Total	6,755,680

	Consumer Finance - 6.3%
4,750,000	American General Finance Corp., 4.625% 9/1/2010	2,314,466
1,200,000	BP Capital Markets PLC, 5.250% 11/7/2013	1,275,077
3,750,000	John Deere Capital Corp., 2.875% 6/19/2012	3,811,673

		7,401,216

	Diversified Telecommunication Services - 1.9%
1,200,000	AT&T Inc, 5.600% 5/15/2018	1,154,609
1,000,000	Bellsouth Capital Funding Corp., 7.750% 2/15/2010	1,045,564

	Total	2,200,173

	Investment Services - 1.5%
2,000,000	The Goldman Sachs Group, Inc., 5.500% 11/15/2014	1,807,710
	Property/Casualty Insurance - 1.5%
2,000,000	The Travelers Cos. Inc., 6.250% 6/15/2037	1,825,184

	Total Financials	19,989,963

	Industrials - 9.5%
	Beverages - 1.0%
1,000,000	PepsiCo Inc/NC, 7.900% 11/1/2018	1,201,718
	Cosmetics & Toiletries - 1.1%
1,250,000	Procter & Gamble Co., 4.600% 1/15/2014	1,311,513
	Food - 1.1%
1,250,000	Kellogg Co., 5.125% 12/3/2012	1,301,611
	Machinery - 1.1%
1,200,000	Caterpillar Inc., 7.900% 12/15/2018	1,254,570
	Multimedia - 0.9%
1,000,000	The Walt Disney Co., 4.500% 12/15/2013	1,019,771
	Retail - 4.3%
1,200,000(1)	McDonald’s Corp., 5.350% 3/1/2018	1,237,126
2,000,000	Target Corp., 5.375% 5/1/2017	1,909,374
2,000,000	Wal-Mart Stores Inc., 5.875% 4/5/2027	1,998,554

	Total	5,145,054

	Total Industrials	11,234,237

	Technology - 3.0%
	Computers - 1.5%
1,700,000	Hewlett-Packard Co, 4.500% 3/1/2013	1,716,068
	Software - 1.5%
1,800,000	Oracle Corp., 5.750% 4/15/2018	1,820,223

	Total Technology	3,536,291

	Utility - 0.9%
	Electric - 0.9%
1,000,000	Alabama Power Co., 4.850% 12/15/2012	1,026,453

	Total Utility	1,026,453

	Total Corporate Bonds (identified cost $38,562,780)	35,786,944

Regions Morgan Keegan Select Fixed Income Fund

Portfolio of Investments

February 28, 2009 (Unaudited)

Principal Amount		Value
Government & Agency Securities - 40.8%
	Federal Home Loan Bank - 0.7%
800,000	4.000% 3/30/2012	844,979
	Federal Home Loan Mortgage Corporation - 16.6% (2)
3,000,000	5.750% 1/15/2012	3,316,608
3,000,000	5.000% 4/15/2025	3,060,519
5,000,000	5.000% 6/15/2033	5,056,895
7,802,878	6.000% 7/1/2037	8,086,747

	Total	19,520,769

	Federal National Mortgage Association - 23.5% (2)
2,290,272	5.000% 1/1/2020	2,364,225
2,700,000	5.000% 3/25/2024	2,754,891
5,000,000	5.000% 7/25/2033	5,054,040
12,178,953	5.500% 7/1/2034	12,514,361
4,873,014	6.000% 4/1/2036	5,052,584

	Total	27,740,101

	Total Government & Agency Securities (identified cost $46,664,978)	48,105,849

Mortgage-Backed Securities - 14.8%
	Government National Mortgage Association - 4.9%
1,173,522	5.500% 10/15/2017	1,233,782
791,174	5.500% 2/15/2018	831,310
973,540	5.500% 2/15/2018	1,022,927
1,188,747	5.500% 9/15/2019	1,248,494
1,396,601	5.500% 11/15/2019	1,466,794

	Total	5,803,307

	Collateralized Mortgage Obligations - 9.9%
7,000,000	Countrywide Alternative Loan Trust 2005-6CB, 5.500% 4/25/2035	3,292,078
805,726	Downey Savings & Loan 2004-AR3 2A2A, 0.836% 7/19/2044	348,029
2,026,315	GSR Mortgage Loan Trust 2004-7 2A1, 4.144% 6/25/2034	1,979,976
4,799,388	JP Morgan Mortgage Trust 2005-A1 3A3, 4.900% 2/25/2035	3,619,670
3,458,254	Master Mortgage 2005-1 9A1, 5.194% 1/25/2035	2,470,871

	Total	11,710,624

	Total Mortgage-Backed Securities (identified cost $23,847,119)	17,513,931

U.S. Treasury Obligations - 11.4%
	U.S. Treasury Notes - 11.4%
1,000,000	6.25% 8/15/2023	1,252,656
1,000,000	4.375% 2/15/2038	1,102,812
2,000,000	4.500% 3/31/2012	2,182,032
3,000,000(1)	4.750% 5/15/2014	3,413,907
1,500,000	4.125% 5/15/2015	1,648,125
2,500,000	4.250% 8/15/2015	2,766,015

Regions Morgan Keegan Select Fixed Income Fund

Portfolio of Investments

February 28, 2009 (Unaudited)

Principal Amount		Value
1,000,000(1)	4.500% 2/15/2016	1,120,312

	Total U.S. Treasury Notes (identified cost $12,501,364)	13,485,859

Shares		Value
Short-Term Investments - 6.4%
4,938,208	Bank of New York Institutional Cash Reserves Fund (held as collateral for securities lending)	4,896,997
1,338,123	Federated U.S. Treasury Cash Reserve Fund	1,338,123
1,338,123	Fidelity Institutional Money Market Fund	1,338,123

	Total Short-Term Investments (identified cost $7,614,454)	7,573,243

	Total Investments - 103.7% (identified cost $129,190,695)	122,465,826

	Other Assets and Liabilities - net - (3.7)%	(4,399,806)

	Total Net Assets - 100.0%	$118,066,020

(1)	Certain principal amounts are temporarily on loan to unaffiliated broker-dealers.
(2)	The issuer is a publicly-traded company that operates under a congressional charter.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2009.

See Notes to the Schedules of Investments.

Regions Morgan Keegan Select Limited Maturity Fixed Income Fund

Portfolio of Investments

February 28, 2009 (Unaudited)

Principal Amount		Value
Corporate Bonds - 24.0%
	Chemicals - 2.8%
100,000	E.I. Du Pont de Nemours & Co., 6.875% 10/15/2009	103,372
	Finance - 12.7%
100,000	Caterpillar Financial Services Corporation, 4.500% 6/15/2009	100,232
50,000	General Electric Capital Corp., 5.500% 4/28/2011	50,810
100,000	John Deere Capital Corp., 2.875% 6/19/2012	101,645
100,000	JPMorgan Chase & Co., 3.125% 12/1/2011	102,894
100,000	Marshall & Ilsley Corporation, 4.375% 8/1/2009	99,441

	Total	455,022

	Food & Beverage - 2.8%
100,000	Diageo Capital PLC, 4.375% 5/3/2010	101,308
	Industrials - 1.5%
50,000	Cisco Systems Inc., 5.250% 2/22/2011	52,866
	Special Purpose Entity - 1.4%
50,000	Allstate Life Global Funding Trusts, 5.375% 4/30/2013	49,323
	Telecommunications - 2.8%
100,000	AT&T Inc., 4.125% 9/15/2009	101,042

	Total Corporate Bonds (identified cost $864,412)	862,933

Government & Agency Securities - 15.5%
	Federal National Mortgage Association - 15.5% (2)
550,000	2.500%, 4/9/2010	555,933

	Total Government & Agency Securities (identified cost $547,890)	555,933

Mortgage-Backed Securities - 19.5%
	Collateralized Mortgage Obligations - 19.5%
254,440	Downey Savings & Loan 2004-AR3 2A2A, 0.836% 7/19/2044	109,903
607,894	GSR Mortgage Loan Trust 2004-7 2A1, 4.144% 6/25/2034	593,993

	Total Mortgage-Backed Securities (identified cost $858,761)	703,896

U.S. Treasury Obligations - 33.3%
	U.S. Treasury Notes - 33.3%
75,000(1)	4.750%, 2/28/2009	75,000
1,100,000	4.875%, 8/15/2009	1,121,828

	Total U. S. Treasury Obligations (identified cost $1,175,359)	1,196,828

Short-Term Investments - 10.4%
78,263	Bank of New York Institutional Cash Reserves Fund	75,954
149,583	Fidelity Institutional Money Market Fund	149,583
149,583	Federated Money Market Fund	149,583

	Total Short-Term Investments (identified cost $377,429)	375,120

	Total Investments - 102.7% (identified cost $3,823,851)	3,694,710

	Other Assets and Liabilities - Net - (2.7)%	(98,697)

	Total Net Assets-100%	3,596,013

(1)	Certain principal amounts are temporarily on loan to unaffiliated broker-dealers.
(2)	The issuer is a publicly-traded company that operates under a congressional charter.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2009.

See Notes to the Schedules of Investments.

Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund

Portfolio of Investments

February 28, 2009 (Unaudited)

Principal Amount		Value
Municipal Bonds - 96.1%
	Alabama - 18.3%
$500,000	Alabama State Public School & College Authority Capital Improvement, Revenue Bonds, 5.000%, 12/1/2018	$559,230
500,000	Alabama Water Pollution Control Authority, Revenue Bonds, 4.750% (AMBAC INS), 8/15/2014	501,935
430,000	Athens, Alabama, GO UT Warrants, 4.650% (AMBAC INS), 8/1/2011	432,834
500,000	Huntsville, Alabama Health Care Authority, Revenue Bond, 4.700% (MBIA INS), 6/1/2012	535,320
500,000	Limestone County Alabama Water Authority, 4.700% (AMBAC INS), 12/1/2009	504,535
250,000	Mobile, Alabama, GO UT Warrants, 5.200% (AMBAC INS), 2/15/2010	260,918
500,000	Scottsboro, Alabama Waterworks Sewer & Gas Board, Revenue Bonds, 4.400% (MBIA INS), 8/1/2012	504,470
500,000	Shelby County Alabama Board of Education, GO LTD, 4.750%, 2/1/2013	504,535
250,000	Southeast Alabama Gas District, Revenue Bonds (Series A), 5.250% (AMBAC INS), 6/1/2011	268,437
500,000	Tuscaloosa, Alabama, GO UT Warrants, 4.500%, 2/15/2013	534,855

	Total	4,607,069

	Arkansas - 3.2%
250,000	Arkansas State Development Finance Authority, Revenue Bonds, 4.000% (AMBAC INS), 12/1/2011	263,200
500,000	Little Rock, Arkansas, GO LTD, 4.000% (FSA LOC), 4/1/2014	540,740

	Total	803,940

	California - 2.3%
500,000	California State, GO UT, 6.000%, 2/1/2016	570,175

	Colorado - 4.1%
85,000	Lower Colorado River Authority, Prerefunded, Revenue Bonds, 5.250%, 5/15/2021	96,433
915,000	Lower Colorado River Authority, Unrefunded, Revenue Bonds, 5.250%, 5/15/2021	932,504

	Total	1,028,937

	Florida - 6.3%
750,000	Broward County Florida, GO UT (Series B), 5.000%, 1/1/2012	810,187

Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund

Portfolio of Investments

February 28, 2009 (Unaudited)

Principal Amount		Value
250,000	Florida State Department of Transportation, GO UT (Series A), 5.000%, 7/1/2016	271,477
500,000	JEA Florida Electric Systems, Revenue Bonds (Series D), 4.400%, 10/1/2018	500,195

	Total	1,581,859

	Georgia - 5.3%
500,000	Augusta, Georgia Water & Sewer Authority, Revenue Bonds, 4.000% (FSA LOC), 10/1/2012	537,375
250,000	Fayette County Georgia School District, GO UT, 4.625%, 3/1/2010	255,340
500,000	Gwinnett County Georgia Water & Sewer Authority, Revenue Bonds, 4.000%, 8/1/2015	545,385

	Total	1,338,100

	Illinois - 2.2%
500,000	Illinois Health Facilities Authority, Revenue Bonds, 6.125%, 11/15/2022	542,390

	Indiana - 4.5%
500,000	Indiana State Office Building & Facility, Revenue Bonds, 5.250% (FGIC INS), 7/1/2015	544,795
500,000	Indianapolis, Indiana Public Improvement Board, Revenue Bonds, 6.000%, 1/10/2020	583,000

	Total	1,127,795

	Kansas - 1.3%
300,000	Kansas State Development Finance Authority, Revenue Bonds, 5.000% (MBIA INS), 6/1/2011	320,103

	Kentucky - 2.1%
500,000	Kentucky State Property & Building Commission, Revenue Bonds, 5.750%, 10/1/2012	538,080

	Maryland - 2.3%
500,000	Maryland State & Local Facilities, GO UT (Series II), 5.500%, 7/15/2013	576,160

	Missouri - 5.3%
500,000	Missouri State Environmental Energy Authority, Revenue Bonds (Series B), 5.125%, 1/1/2020	527,175
750,000	Missouri State Highway & Transportation, Revenue Bonds (Series A), 5.625%, 2/1/2018	812,423

	Total	1,339,598

	North Carolina - 9.9%
325,000	Charlotte, North Carolina, Certificate Participation (Series A), 5.000%, 8/10/2010	341,117
500,000	Greensboro, North Carolina, GO UT (Series A), 4.000%, 2/1/2013	541,130

Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund

Portfolio of Investments

February 28, 2009 (Unaudited)

Principal Amount		Value
500,000	Mecklenburg County North Carolina, GO UT (Series A), 4.000%, 2/1/2015	536,345
250,000	North Carolina Infrastructure Financial Corp., Revenue Bonds, 5.000%, 10/1/2011	271,422
750,000	Wake County North Carolina, GO UT (Series A), 4.000%, 4/1/2013	814,545

	Total	2,504,559

	South Carolina - 9.3%
500,000	South Carolina State, GO UT, 4.000%, 1/1/2014	527,795
500,000	South Carolina State, GO UT (Series A), 4.600%, 5/1/2012	512,315
500,000	South Carolina State Public Service Authority, Revenue Bonds (Series A), 5.000% (AMBAC), 1/1/2018	535,070
750,000	South Carolina State Public Service Authority, Revenue Bonds (Series A), 5.000% (AMBAC), 1/1/2022	779,475

	Total	2,354,655

	Texas - 13.3%
500,000	Dallas, Texas Waterworks & Sewer System, Revenue Bonds, 4.125% (FSA LOC), 4/1/2013	541,170
500,000	Denton, Texas Utility, Prerefunded, Revenue Bonds, 5.125% (AMBAC INS), 12/1/2018	542,110
500,000	Fort Worth, Texas, GO LTD, 4.000%, 3/1/2013	537,385
500,000	San Antonio, Texas, GO LTD (Series A), 5.250%, 2/1/2010	520,375
275,000	Texas State Public Finance Authority, GO UT, 5.000%, 10/1/2017	294,569
500,000	Tomball, Texas, GO UT, 4.500% (MBIA INS), 2/15/2011	525,220
350,000	University of Texas, Revenue Bonds (Series B), 5.250%, 8/15/2013	398,489

	Total	3,359,318

	Virginia - 6.4%
500,000	Virginia Commonwealth Transportation Board Revenue, 5.000%, 5/15/2012	553,100
500,000	Virginia State Public Building Authority, Revenue Refunding Bonds (Series A), 5.000%, 8/1/2015	535,075
500,000	Virginia State Resource Authority Infrastructure, Revenue Pooled Loan Bond (Series D), 5.000%, 5/1/2020	515,240

	Total	1,603,415

	Total Municipal Bonds (identified cost $23,430,303)	24,196,153

Shares		Value
Short-Term Investments - 3.2%
821,471	Federated Tax-Free Obligations Money Market Fund	821,471

	Total Short-Term Investments (identified cost $821,471)	821,471

	Total Investments - 99.3% (identified cost $24,251,774)	25,017,624

	Other Assets and Liabilities - Net - 0.70%	174,498

	Total Net Assets - 100.0%	$25,192,122

Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund

Portfolio of Investments

February 28, 2009 (Unaudited)

At February 28, 2009, the Fund held no securities that are subject to federal alternative minimum tax (AMT).

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2009.

The following acronyms are used throughout this portfolio:

AMBAC -American Municipal Bond Assurance Corporation

FGIC -Financial Guaranty Insurance Company

FSA -Financial Security Assurance

GO -General Obligation

INS -Insured

LOC -Letter of Credit

LTD -Limited Tax

MBIA -Municipal Bond Investors Assurance Corporation

UT -Unlimited Tax

See Notes to the Schedules of Investments.

Regions Morgan Keegan Select Treasury Money Market Fund

Portfolio of Investments

February 28, 2009 (Unaudited)

Principal Amount		Value
U.S. Treasury Obligations - 96.5%
	U.S. Treasury Bills - 48.4%
$ 45,000,000(1)	0.07% - 0.25%, 3/5/2009	$44,999,446
100,000,000(1)	0.07% - 0.26%, 3/12/2009	99,993,568
20,000,000(1)	0.12% - 0.19%, 3/19/2009	19,998,575
70,000,000(1)	0.01% - 0.10%, 4/2/2009	69,994,978
35,000,000(1)	0.12% - 0.22%, 4/9/2009	34,993,912
25,000,000(1)	0.11% - 0.12%, 4/23/2009	24,995,819
30,000,000(1)	0.31%, 5/14/2009	29,981,269
30,000,000(1)	0.28%, 5/21/2009	29,981,437
25,000,000(1)	0.00%, 4/29/2009	24,999,959
10,000,000(1)	0.31%, 6/24/2009	9,990,401
10,000,000(1)	0.29%, 5/15/2009	9,994,083

		399,923,447

	U.S. Treasury Notes - 48.1%
85,000,000(1)	0.15% - 0.84%, 5/15/2009	85,897,228
90,000,000(1)	0.02% - 0.49%, 4/15/2009	90,319,062
30,000,000(1)	0.14%, 5/15/2009	30,232,164
30,000,000(1)	0.39%, 6/15/2009	30,314,830
10,000,000(1)	0.27%, 7/15/2009	10,125,973
20,000,000(1)	0.08%, 3/31/2009	20,072,916
95,000,000(1)	0.44% - 0.62%, 4/30/2009	95,620,204
35,000,000(1)	0.44%, 7/31/2009	35,614,052

		398,196,429

	Total U. S. Treasury Obligations (amortized cost $798,119,876)	798,119,876

Shares		Value
Short-Term Investments - 2.9%
8,331,809	BlackRock Liquidity Funds Treasury Trust Fund Portfolio, 0.03%	8,331,809
4,406,899	Federated U.S. Treasury Cash Reserve Fund, 0.01%	4,406,899
10,913,431	Goldman Sachs Financial Square Trust, 0.05%	10,913,431

	Total Short-Term Investments (amortized cost $23,652,139)	23,652,139

	Total Investments - 99.4% (amortized cost $821,772,015) (3)	821,772,015

	Other Assets and Liabilities - Net - 0.6%	5,003,369

	Total Net Assets - 100.0%	826,775,384

(1)	Yield at date of purchase.
(2)	Certain principal amounts are temporarily on loan to unaffiliated broker-dealers.
(3)	Also represents cost for federal income tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2009.

See Notes to the Schedules of Investments.

Regions Morgan Keegan Select Money Market Fund

Portfolio of Investments

February 28, 2009 (Unaudited)

Principal Amount		Value
Commercial Paper - 11.4%
	Auto Manufacturers - 3.3%
500,000(1)	Toyota Motor Corporation, 1.253%, 4/16/2009	499,201
2,500,000(1)	Toyota Motor Corporation, 0.751%, 5/11/2009	2,496,302

	Total Auto Manufacturers	2,995,503

	Computers - 2.2%
2,000,000(1)	Hewlett-Packard Corp., 0.420%, 5/1/2009	1,998,577
	Retail - 2.6%
2,000,000(1)	Lowe’s Companies Inc., 0.501%, 3/12/2009	1,999,695
370,000(1)	Lowe’s Companies Inc., 0.501%, 3/16/2009	369,923

	Total Retail	2,369,618

	Oil & Gas - 3.3%
2,000,000(1)	Conoco Phillips, 0.350%, 3/3/2009	1,999,961
1,000,000(1)	Conoco Phillips, 0.400%, 3/5/2009	999,955

	Total Oil & Gas	2,999,916

	Total Commercial Paper (amortized cost $10,363,614)	10,363,614

Corporate Bonds - 9.7%
	Financial - 3.3%
3,000,000(1)	Caterpillar Financial Services, 0.952% - 0.959%, 6/15/2009	3,030,916
	Retail - 3.4%
3,000,000(1)	Walmart Stores, 0.969%, 8/10/2009	3,078,508
	Telecommunications - 3.0%
2,690,000(1)	Bellsouth Corp., 1.736%, 9/15/2009	2,725,585

	Total Corporate Bonds (amortized cost $8,835,009)	8,835,009

U.S. Government Agencies - 70.1%
	Federal National Mortgage Association - 10.6% (2)
600,000(1)	0.200%, 3/4/2009	599,990
485,000(1)	0.274%, 3/23/2009	484,920
1,820,000(1)	0.330%, 4/2/2009	1,819,466
530,000(1)	0.458%, 6/2/2009	529,374
200,000(1)	0.457%, 6/15/2009	199,735
438,000(1)	0.480%, 6/15/2009	445,583
2,490,000(1)	0.355% - 2.526%, 4/15/2009	2,501,119
880,000(1)	0.241% - 0.345%, 3/16/2009	881,073
1,000,000(1)	0.457%, 6/15/2009	1,011,938
100,000(1)	0.101%, 3/30/2009	100,389
1,070,000(1)	2.524%, 4/20/2009	1,073,591

Regions Morgan Keegan Select Money Market Fund

Portfolio of Investments

February 28, 2009 (Unaudited)

Principal Amount		Value
		9,647,178

	Federal Farm Credit Bank - 1.7%
1,000,000(1)	0.559%, 10/16/2009	996,501
435,000(1)	0.345%, 4/15/2009	437,093
75,000(1)	0.470%, 4/15/2009	75,289

		1,508,883

	Federal Home Loan Bank - 35.0%
200,000(1)	0.457%, 5/12/2009	199,820
50,000(1)	0.773%, 3/26/2009	50,187
500,000(1)	0.458%, 6/2/2009	507,317
1,000,000(1)	0.507%, 6/22/2009	1,019,262
400,000(1)	0.223%, 3/30/2009	401,328
55,000(1)	0.814%, 4/15/2009	55,153
1,000,000(1)	0.350%, 4/29/2009	1,007,811
120,000(1)	0.446%, 5/15/2009	120,895
3,430,000(1)	0.433% - 0.719%, 5/15/2009	3,457,023
500,000(1)	0.606%, 8/14/2009	507,437
975,000(1)	0.295% - 0.491%, 3/13/2009	976,469
125,000(1)	0.444%, 3/13/2009	125,225
3,000,000(1)	0.617%, 9/18/2009	3,072,255
1,000,000(1)	1.225%, 7/10/2009	1,000,995
1,000,000(1)	1.225%, 7/10/2009	1,000,995
6,000,000(1)	0.247% - 2.250%, 3/3/2009	6,000,412
1,000,000(1)	0.245%, 3/10/2009	1,000,542
2,000,000(1)	0.801%, 3/20/2009	2,001,154
1,200,000(1)	0.346%, 4/21/2009	1,203,743
400,000(1)	0.376%, 5/6/2009	401,689
600,000(1)	0.373%, 5/6/2009	602,591
750,000(1)	0.375%, 5/14/2009	753,469
1,345,000(1)	0.402%, 7/8/2009	1,356,228
3,000,000(1)	2.529%, 4/14/2009	2,998,643
1,000,000(1)	0.383%, 4/20/2009	1,003,806
1,000,000(1)	0.384%, 4/24/2009	1,003,946

		31,828,395

	Federal Home Loan Mortgage Corporation - 22.8% (2)
300,000(1)	0.445%, 5/13/2009	301,261
3,000,000(1)	1.393%, 6/5/2009	3,001,108
5,000,000(1)	0.240%, 3/11/2009	4,999,667
767,000(1)	0.410%, 4/15/2009	766,608
3,000,000(1)	0.360%, 4/23/2009	2,998,410
1,200,000(1)	0.386%, 5/19/2009	1,198,999
200,000(1)	0.457%, 7/10/2009	199,672
1,832,000(1)	0.345% - 0.346%, 4/15/2009	1,839,022
5,000,000(1)	2.308% - 2.468%, 5/21/2009	5,031,261
350,000(1)	0.431%, 6/11/2009	354,521

		20,690,529

	Total U.S. Government Agencies (amortized cost $63,674,985)	63,674,985

Regions Morgan Keegan Select Money Market Fund

Portfolio of Investments

February 28, 2009 (Unaudited)

		Value
Shares
Short-Term Investments - 8.1%
3,654,696	Fidelity Institutional Money Market Fund	3,654,696
3,654,963	Pioneer Institutional Money Market Fund	3,654,963

	Total Short-Term Investments (amortized cost $7,309,659)	7,309,659

	Total Investments - 99.3% (amortized cost $90,183,267) (3)	90,183,267

	Other Assets and Liabilities - net - 0.7%	650,790

	Total Net Assets - 100.0%	$90,834,057

(1)	Yield at date of purchase.
(2)	The issuer is a publicly traded company that operates under a congressional charter.
(3)	Also represents cost for federal income tax purposes.

The following acronyms are used throughout this portfolio:

AMBAC -American Municipal Bond Assurance Corp.

FNMA -Federal National Mortgage Association

FSA -Financial Security Assurance

GO -General Obligation

GSL -Guaranteed Student Loans

INS -Insured

LOC -Letter of Credit

LTD -Limited Tax

PLC -Public Limited Company

UT -Unlimited Tax

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2009.

See Notes to the Schedules of Investments.

Notes to the Schedules of Investments

(Unaudited)

Investment Valuations—Investments in securities listed or traded on a securities exchange are valued at the last quoted sales price on the exchange where the security is primarily traded as of the close of business on the New York Stock Exchange, usually 4:00 p.m. Eastern Time, on the valuation date. Equity securities traded on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price (“NOCP”) provided by Nasdaq each business day. The NOCP is the most recently reported price as of 4:00:02 p.m. Eastern Time, unless that price is outside the range of the “inside” bid and asked price (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, Nasdaq will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be the last trade to occur before the market closes. Securities traded in the over-the-counter market and listed securities for which no sales were reported for that date are valued at the last quoted bid price.

Equity and debt securities issued in private placements are valued on the bid side by a primary market dealer. Long-term debt securities (including U.S. government securities, listed corporate bonds, other debt and asset-backed securities, and unlisted securities and private placement securities) are generally valued at the latest price furnished by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of more than 60 days for which market quotations are readily available are valued by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of 60 days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of Morgan Asset Management, Inc. (the “Adviser”)’s Valuation Committee, does not represent fair value.

Investments in open-end registered investment companies, if any, are valued at net asset value (“NAV”) as reported by those investment companies. Foreign securities denominated in foreign currencies, if any, are translated from the local currency into U.S. dollars using current exchange rates.

In accordance with Rule 2a-7 of the 1940 Act, investments of the money market funds are valued at amortized cost, which approximates market value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

Investments for which market quotations are not readily available, or if available quotations are not believed to be reflective of market value, are valued at fair value as determined by the Adviser’s Valuation Committee using procedures established by and under the supervision of the Trust’s Board of Trustees. The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing services is inaccurate.

Among the more specific factors that are considered by the Valuation Committee in determining the fair value of a security are: (1) type of security; (2) financial statements of the issuer; (3) cost at date of purchase (generally used for initial valuation); (4) size of the Fund’s holding; (5) for restricted securities, the discount from market value of unrestricted securities of the same class at the time of purchase; (6) the existence of a shelf registration for restricted securities; (7) information as to any transactions or offers with respect to the security; (8) special reports prepared by analysts; (9) the existence of merger proposals, tender offers or similar events affecting the security; (10) the price and extent of public trading in similar securities of the issuer or comparable companies; (11) the fundamental analytical data relating to the investment; (12) the nature and duration of restrictions on disposition of the securities; and (13) evaluation of the forces which influence the market in which these securities are purchased and sold.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The Funds have adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). In accordance with FAS 157, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. FAS 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments;

•	Level 2 – inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active; and

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Funds. The Funds consider observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities, certain U.S. government obligations, and certain money market securities. Investment that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations. Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all.

The following is a summary of the inputs used to value the Funds’ investments as of February 28, 2009:

	Investments in Securities
Valuation Inputs	Mid Cap Growth Fund	Growth Fund	Core Equity Fund	Mid Cap Value Fund
Level 1 - Quoted Prices	$183,947,990	$210,988,577	$3,378,265	$26,669,034
Level 2 - Other Significant Observable Inputs	37,333,612	26,245,242	—	505,645
Level 3 - Significant Unobservable Inputs	—	—	—	—

Total	$221,281,602	$237,233,819	$3,378,265	$27,174,679

	Investments in Securities
Valuation Inputs	Value Fund	Balanced Fund	Fixed Income Fund	Limited Maturity Fixed Income Fund
Level 1 - Quoted Prices	$118,623,842	$74,207,252	$16,162,105	$1,495,994
Level 2 - Other Significant Observable Inputs	—	50,198,552	106,303,721	2,198,716
Level 3 - Significant Unobservable Inputs	—	—	—	—

Total	$118,623,842	$124,405,804	$122,465,826	$3,694,710

	Investments in Securities
Valuation Inputs	Intermediate Tax Exempt Bond Fund	Treasury Money Market Fund	Money Market Fund
Level 1 - Quoted Prices	$821,471	$23,652,139	$7,309,659
Level 2 - Other Significant Observable Inputs	24,196,153	798,119,876	82,873,608
Level 3 - Significant Unobservable Inputs	—	—	—

Total	$25,017,624	$821,772,015	$90,183,267

As of February 28, 2009, the Funds’ cost of investments for federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over the value were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Mid Cap Growth Fund	$277,629,783	$11,834,066	$(111,452,984)	$(99,618,918)
Growth Fund	252,537,269	19,807,017	(63,841,748)	(44,034,731)
Core Equity Fund	3,910,332	184,021	(716,089)	(532,068)
Mid Cap Value Fund	33,278,423	2,207,650	(8,817,039)	(6,609,389)
Value Fund	149,792,213	6,814,956	(37,983,327)	(31,168,371)
Balanced Fund	126,774,172	9,415,289	(21,887,683)	(12,472,394)
Fixed Income Fund	124,252,487	3,056,198	(9,739,855)	(6,683,657)
Limited Maturity Fixed Income Fund	3,745,588	34,082	(160,914)	(126,832)
Intermediate Tax Exempt Bond Fund	24,251,774	813,400	(47,551)	765,849
Treasury Money Market Fund	821,772,015	—	—	—
Money Market Fund	90,183,267	—	—	—

Item 2.	Controls and Procedures.

(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this report, the Registrant’s certifying officers have concluded that such disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)	The Registrant’s certifying officers are not aware of any changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Regions Morgan Keegan Select Funds

By (Signature and Title):	/s/ Brian B. Sullivan
Brian B. Sullivan
President and Principal Executive Officer

Date:	April 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Brian B. Sullivan
Brian B. Sullivan
President and Principal Executive Officer

Date:	April 29, 2009

By (Signature and Title):	/s/ J. Thompson Weller
J. Thompson Weller
Treasurer and Principal Financial Officer

Date:	April 29, 2009